Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	722,753,124.14	35,382
Yield Supplement Overcollateralization Amount 10/31/20	36,589,785.25	0
Receivables Balance 10/31/20	759,342,909.39	35,382
Principal Payments	25,939,665.67	880
Defaulted Receivables	423,905.96	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	34,909,632.78	0
Pool Balance at 11/30/20	698,069,704.98	34,484

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.83%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	3,096,374.30	132
Past Due 61-90 days	598,469.73	26
Past Due 91-120 days	145,991.70	10
Past Due 121+ days	0.00	0
Total	3,840,835.73	168

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	139,166.07
Aggregate Net Losses/(Gains) - November 2020	284,739.89
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.45%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	0.10%
Third Prior Net Losses Ratio	0.08%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	8,027,801.61
Actual Overcollateralization	8,027,801.61
Weighted Average APR	3.75%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	54.92

Flow of Funds	$ Amount

Collections	28,414,512.27
Investment Earnings on Cash Accounts	319.00
Servicing Fee(1)	(632,785.76)
Transfer to Collection Account	-
Available Funds	27,782,045.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	330,140.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,621,758.23
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,027,801.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,004,638.63
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	27,782,045.51

Servicing Fee	632,785.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	714,441,463.21
Principal Paid	24,399,559.84
Note Balance @ 12/15/20	690,041,903.37

Class A-1
Note Balance @ 11/16/20	35,761,463.21
Principal Paid	24,399,559.84
Note Balance @ 12/15/20	11,361,903.37
Note Factor @ 12/15/20	6.7230197%

Class A-2a
Note Balance @ 11/16/20	231,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	231,800,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-2b
Note Balance @ 11/16/20	50,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	50,000,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-3
Note Balance @ 11/16/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	281,800,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-4
Note Balance @ 11/16/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	76,830,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	25,500,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	12,750,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	377,847.04
Total Principal Paid	24,399,559.84
Total Paid	24,777,406.88

Class A-1
Coupon	0.26763%
Interest Paid	7,709.84
Principal Paid	24,399,559.84
Total Paid to A-1 Holders	24,407,269.68

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	106,241.67

Class A-2b
One-Month Libor	0.14088%
Coupon	0.39088%
Interest Paid	15,743.78
Principal Paid	0.00
Total Paid to A-2b Holders	15,743.78

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4457425
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.7839277
Total Distribution Amount	29.2296702

A-1 Interest Distribution Amount	0.0456204
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.3760937
Total A-1 Distribution Amount	144.4217141

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.4583333

A-2b Interest Distribution Amount	0.3148756
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3148756

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	148.44
Noteholders' Third Priority Principal Distributable Amount	522.55
Noteholders' Principal Distributable Amount	329.01

Account Balances	$ Amount

Reserve Account
Balance as of 11/16/20	8,498,098.59
Investment Earnings	285.60
Investment Earnings Paid	(285.60)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,065,642.68	$3,019,193.22	$2,813,750.23
Number of Extensions	74	109	95
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.38%	0.34%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.